UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06023

Managed Municipal Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:       October 31, 2013

Date of reporting period:      July 31, 2013

Item 1. Schedule of Investments

Managed Municipal Fund, Inc.
Schedule of Investments
July 31, 2013 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 93.14%
General Obligation - 48.46%
Baltimore County, MD	4.000%	08/01/22	Aaa/AAA	$1,665,000	$1,813,318
City of Austin, TX, Series A	3.000%	09/01/29	Aaa/AAA	2,085,000	1,735,200
City of Columbus, OH, Series 1	4.000%	07/01/29	Aaa/AAA	500,000	496,495
Delaware State, Series A	3.000%	08/01/26	Aaa/AAA	1,500,000	1,430,145
Delaware State, Series B	3.000%	07/01/19	Aaa/AAA	1,400,000	1,515,206
Delaware State, Series B	3.250%	01/01/21	Aaa/AAA	2,000,000	2,066,720
Georgia State, Series A	3.000%	07/01/29	Aaa/AAA	3,000,000	2,614,500
Georgia State, Series B	4.250%	04/01/25	Aaa/AAA	1,120,000	1,168,933
Maryland State, Series B	3.000%	03/15/26	Aaa/AAA	1,750,000	1,672,352
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	2,005,520
Minnesota State, State Trunk Highway, Series B	4.000%	08/01/30	Aa1/AA+	2,830,000	2,848,904
Montgomery County, MD, Public Improvements, Series A	3.000%	11/01/29	Aaa/AAA	2,000,000	1,753,860
Oregon State, State Property, ODOT Building, Series K	5.000%	05/01/30	Aa1/AA+	1,915,000	2,063,910
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,075,200
South Carolina State, Coastal Carolina University, Series A	4.000%	04/01/28	Aaa/AA+	1,000,000	1,051,950
Tennessee State, Series A	3.625%	05/01/31	Aaa/AA+	2,000,000	1,905,240
Texas State, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aaa/AA+	3,515,000	3,645,793
Utah State, Series A	3.000%	07/01/18	Aaa/AAA	1,000,000	1,078,250
Utah State, Series A	5.000%	07/01/23	Aaa/AAA	2,785,000	3,249,622
Wake County, NC, Series A	3.000%	05/01/29	Aaa/AAA	2,525,000	2,226,520
Washington State, Series F	4.500%	07/01/27	Aa1/AA+	2,500,000	2,581,175
Washington State, Motor Vehicle Fuel Tax, Series E	4.000%	02/01/36	Aa1/AA+	2,000,000	1,817,220
Washington, MD, Suburban Sanitation District, Public Improvements	2.000%	06/01/24	Aaa/AAA	2,000,000	1,728,940
Washington, MD, Suburban Sanitation District, Public Improvements	3.000%	06/01/26	Aaa/AAA	2,000,000	1,896,780
					$46,441,753
Prerefunded2 Issues - 32.04%
Alexandria, VA, Capital Improvements, 06/15/14 @ 100	4.250%	06/15/21	Aaa/AAA	$3,300,000	$3,417,183

Managed Municipal Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 93.14% (continued)
Prerefunded2 Issues - 32.04% (continued)
Fairfax County, VA, Water Authority Water Revenue, 04/01/2017 @ 100	4.500%	04/01/27	NR/NR	$355,000	$400,312
Georgia State, Series G, 10/01/16 @ 100	4.125%	10/01/23	Aaa/AA+	2,000,000	2,155,040
Henrico County, VA, Public Improvements, 07/15/15 @ 100	4.250%	07/15/24	Aaa/AAA	2,830,000	3,041,429
Kansas State, Development Finance Authority, Series DW-1, 04/01/17 @ 100	3.000%	04/01/20	Aaa/AAA	2,865,000	2,955,763
Kansas State, Development Finance Authority, Series DW-1, 04/01/17 @ 100	3.125%	04/01/22	Aaa/AAA	2,975,000	3,008,439
Maryland State, Capital Improvements, Series A, 02/15/15 @ 100	4.000%	02/15/20	Aaa/AAA	4,000,000	4,220,840
Mecklenburg County, NC, Public Improvements, Series A, 02/01/14 @ 100	4.000%	02/01/20	Aaa/AAA	3,000,000	3,057,750
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/26	Aaa/AA+	500,000	573,670
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/27	Aaa/AA+	2,075,000	2,380,731
Virginia State, Series B, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,745,075
Washington, MD, Suburban Sanitation District, Water Supply, 06/01/16 @ 100	4.250%	06/01/26	Aaa/AAA	2,500,000	2,752,350
					$30,708,582

Revenue Bonds - 12.64%
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	$2,145,000	$2,223,915
Gwinnett County, GA, Water & Sewerage Authority, Series A	4.000%	08/01/28	Aaa/AAA	2,000,000	2,037,420
Texas, Water Development Board Revenue, State Revolving Fund-Senior Lien, Series A	4.750%	07/15/20	Aaa/AAA	3,000,000	3,008,370
Virginia State, Housing Development Authority, Series A	2.500%	07/01/26	Aaa/AAA	2,000,000	1,730,000

Managed Municipal Fund, Inc.
Schedule of Investments (continued)
July 31, 2013 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P)1	Principal Amount	Value
MUNICIPAL BONDS - 93.14% (continued)
Revenue Bonds - 12.64% (continued)
Virginia State, Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	$3,000,000	$3,115,350
					$12,115,055
Total Municipal Bonds (Cost $88,603,399)					$89,265,390

U.S. TREASURY OBLIGATIONS - 6.24%
U.S. Treasury Notes	0.125%	09/30/13	—	$1,465,000	$1,465,228
U.S. Treasury Notes	0.500%	10/15/13	—	4,515,000	4,519,321
Total U.S. Treasury Obligations (Cost $5,984,201)					$5,984,549
Total Investments - 99.38% (Cost $94,587,600)*					$95,249,939
Other Assets in Excess of Liabilities - 0.62%					589,471
Net Assets - 100.00%					$95,839,410

1	Moody's Municipal Bond Ratings:
	Aaa	Judged to be of the best quality.
	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
	NR	Bond is not rated by this rating organization.
S&P Municipal Bond Ratings:
	AAA	Of the highest quality.
	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
	NR	Bond is not rated by this rating organization.
2
Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

*	Cost for Federal income tax purposes is $94,587,600 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$3,189,472
Gross Unrealized Depreciation	(2,527,133)
Net Unrealized Appreciation	$662,339

Managed Municipal Fund, Inc.
Notes to Schedule of Investments
July 31, 2013 (Unaudited)

1. Securities Valuation

Managed Municipal Fund, Inc.’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the investment advisor, International Strategy & Investment, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of July 31, 2013, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Managed Municipal Fund, Inc.
Notes to Schedule of Investments (continued)
July 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$89,265,390	$—	$89,265,390
U.S. Treasury Obligations	—	5,984,549	—	5,984,549
Total	$—	$95,249,939	$—	$95,249,939

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of July 31, 2013, based on the valuation input Levels on October 31, 2012 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Municipal Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 26, 2013

By (Signature and Title)		/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date	September 26, 2013